Financial Instruments - Summary of Receivable from Related Party (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Other comprehensive income increase in volatility	$ (100)	$ (200)
Other comprehensive income increase in equity value	700	400
Other comprehensive income decrease in volatility	100	200
Other comprehensive income decrease in equity value	$ (700)	$ (400)